Rule 497
                                                             File No. 333-182308


                      FIRST TRUST EXCHANGE-TRADED FUND VI

            FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(TM) ETF
                                  (the "Fund")

                                 SUPPLEMENT TO:
                      THE PROSPECTUS DATED MARCH 11, 2014

                             DATED OCTOBER 21, 2014

      Notwithstanding anything to the contrary in the prospectus for the Fund, the second sentence of the second paragraph of the section entitled "Index Information-Index Construction" is revised to state:


              "No position will exceed approximately 4% of the total
               portfolio at each quarterly rebalance."





            PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS
                              FOR FUTURE REFERENCE